Schedule of compensation award to key management (Details) - USD ($)	3 Months Ended		6 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 28, 2022	Feb. 28, 2021
Total compensation paid to key management	$ 360,887	$ 909,355	$ 708,143	$ 1,444,093
Share based payments	$ 209,613	$ 361,990	$ 363,284	$ 1,257,804